Mining concessions, development costs, property, plant and equipment, net (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($) MT	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Pre-tax discount rate applied to the pre-tax cash flows	7.29%
Capitalized finance costs		$ 5,800,000
Average rate used to determine the financial cost to be capitalized	4.19%
Reversal of impairment loss	$ 0	(11,770,000)	$ 0
Stripping activity asset of ore | MT	5.5
Stripping activity asset of waste | MT	9.2
El Brocal [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Pre-tax discount rate applied to the pre-tax cash flows	13.32%
Buenaventura [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Pre-tax discount rate applied to the pre-tax cash flows	7.83%
Mining activities [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reversal of impairment loss		11,800,000
Mining activities [Member] | Breapampa [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reversal of impairment loss	$ 7,400,000
Mining activities [Member] | Recuperada [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reversal of impairment loss	7,100,000
Mining activities [Member] | Shila Paula [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reversal of impairment loss	2,700,000
La Zanja mining unit [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	5,693,000	$ 21,620,000
Shila-Paula mining unit [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	$ 2,800,000